UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                              ---------------
  This Amendment (Check only one.):        [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Insight Holdings Group LLC
Address:   680 Fifth Avenue, 8th Floor
           New York, NY  10019


Form 13F File Number: 28-12516
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JEFFREY HORING
Title:     AUTHORIZED PERSON
Phone:     212- 230-9200

Signature, Place, and Date of Signing:

 /s/ Jeffrey Horing                New York, NY               October 9, 2007
---------------------------  --------------------------  -----------------------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-12516
        -----------------           ------------------------------------
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     3

Form 13F Information Table Value Total:     $54,417
                                            ---------------------------
                                                   (thousands)


List of Other Included Managers:

1. Insight Venture Partners V, LLC
2. Insight Venture Partners IV, L.L.C.
3. Insight Venture Associates III, L.L.C.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.       Form 13F File Number             Name

                  28-12516
        ----         -------------------           -----------------------------
        [Repeat as necessary.]

                                                  FORM 13F INFORMATION TABLE



       COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4          COLUMN 5            COLUMN 6   COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------
                         TITLE OF              VALUE     SHRS OR    SH/   PUT/     INVESTMENT   OTHER
   NAME OF ISSUER         CLASS      CUSIP    (x$1000)   PRN AMT   PRN    CALL     DISCRETION  MANAGERS  SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------
CallWave, Inc.             Com     13126N101    8,787   3,029,996   Sh               Defined      2            3,029,996
------------------------------------------------------------------------------------------------------------------------------
Capella Education Corp.    Com     139594105   11,182     200,001   Sh               Defined      2              200,001
------------------------------------------------------------------------------------------------------------------------------
DivX, Inc.                 Com     255413106   34,448   2,316,632   Sh               Defined      1            2,316,632
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